ICON EQUITY FUND

Portfolio of Investments

March 31, 2022

Security Description	Shares	Value
Common Stock (95.94%)

Basic Materials (0.81%)
The Chemours Co	18,800	$591,824

Communications (4.80%)
Extreme Networks Inc*	286,479	3,497,909

Consumer, Cyclical (14.34%)
Five Below Inc*	9,900	1,567,863
KB Home	22,700	735,026
Magna International Inc	28,200	1,813,542
Monarch Casino & Resort Inc*	31,100	2,712,853
NIKE Inc	26,900	3,619,664
Total Consumer, Cyclical		10,448,948

Consumer, Non-Cyclical (8.39%)
Euronet Worldwide Inc*	13,350	1,737,503
Global Payments Inc	18,862	2,581,076
ManpowerGroup Inc	19,100	1,793,872
Total Consumer, Non-Cyclical		6,112,451

Energy (9.97%)
Baker Hughes Co	92,200	3,357,002
Diamondback Energy Inc	28,500	3,906,780
Total Energy		7,263,782

Financial (19.00%)
American Equity Investment Life Holding Co	46,200	1,843,842
Bank of America Corp	32,488	1,339,155
JPMorgan Chase & Co	12,700	1,731,264
LPL Financial Holdings Inc	14,000	2,557,520
Mastercard Inc	11,629	4,155,972
Truist Financial Corp	39,100	2,216,970
Total Financial		13,844,723

Industrial (24.03%)
Advanced Drainage Systems Inc	19,900	2,364,319
Alamo Group Inc	19,500	2,803,905
Armstrong World Industries Inc	21,600	1,944,216
Chart Industries Inc*,#	26,600	4,569,082
CSX Corp	36,200	1,355,690
Terex Corp	41,400	1,476,324
Trinity Industries Inc	86,800	2,982,448
Total Industrial		17,495,984

Technology (14.60%)
Adobe Inc*	4,800	2,186,976
EPAM Systems Inc*	7,830	2,322,456
NXP Semiconductors NV	11,100	2,054,388
Qorvo Inc*	10,400	1,290,640
Skyworks Solutions Inc	20,856	2,779,688
Total Technology		10,634,148

Total Common Stock (Cost $44,591,268)		69,889,769

Investment Companies (4.18%)

Exchange-Traded Funds (4.07%)
Direxion Daily S&P 500 Bull 3X#	18,094	2,167,661
Direxion Daily Small Cap Bull 3X Shares#	12,600	793,674
Total Exchange-Traded Funds		2,961,335

Money Market Funds (0.11%)
First American Government Obligations Fund (7-Day Yield, 0.190%)	80,658	80,658

Total Investment Companies (Cost $1,264,326)		3,041,993

Collateral Received For Securities on Loan (10.49%)
First American Government Obligations Fund - Class X (Cost $7,639,368)	7,639,368	7,639,368

Total Investments (Cost $45,855,595) (110.60%)		$80,571,130
Liabilities in Excess of Other Assets (-10.60%)		(7,721,987)
Net Assets (100.00%)		$72,849,144

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at March 31, 2022 in the amount of $7,315,871.